Non-current assets held for sale and discontinued operations - Discontinued operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of discontinued operation		$ 85,101
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Disclosure of analysis of single amount of discontinued operations [line items]
Cash proceeds	$ 177,627
Gain on disposal of discontinued operation	$ 85,102	$ 85,102